GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GENERAL
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005		$ 0.00005
Accumulated deficit	$ 235,000
Cash balance	$ 206	$ 276	$ 1,826	$ 371	$ 1,485